VARIABLE INTEREST ENTITY (VIEs) VARIABLE INTEREST ENTITY - PT Golar Indonesia (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PT Pesona
Variable Interest Entity [Line Items]
Dividends	$ 6.1	$ 0.0	$ 0.0